Supplementary Financial Statement Information (Details) - Schedule of Research and Development Expenses - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Research and Development Expenses [Abstract]
Payroll and related expenses		$ 579	$ 606	$ 540
Loss on abandonment of fixed assets	[1]		278
Depreciation		95	114	140
Total expenses		674	998	680
Less – grants received		(155)	(100)	(10)
Total		$ 519	$ 898	$ 670

[1]	See note 7.